Financial risk management objectives and policies - Schedule of Losses (Gains) Reclassified from Other Comprehensive Income on Hedging Instruments to the Consolidated Financial Statements (Details) - CAD ($)
$ in Millions
12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024	Apr. 02, 2023
Disclosure of detailed information about hedges [line items]
Swaps designated as cash flow hedges	$ (2.8)	$ 1.1	$ (6.0)
Foreign exchange risk | Cross currency swap | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Swaps designated as cash flow hedges	$ (2.0)	$ (2.0)	$ 0.5